Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 1.0%
General Dynamics Corp.	18,022	$ 2,494,785
Northrop Grumman Corp.	19,590	6,180,449
Raytheon Technologies Corp.	122,175	7,029,950

		15,705,184

Airlines - 0.3%
Delta Air Lines, Inc.	51,914	1,587,530
Southwest Airlines Co.	67,146	2,517,975

		4,105,505

Auto Components - 0.1%
Magna International, Inc.	49,377	2,258,998

Automobiles - 0.2%
General Motors Co.	95,263	2,818,832

Banks - 3.0%
Bank of America Corp.	287,819	6,933,560
Citigroup, Inc.	324,831	14,003,464
Citizens Financial Group, Inc.	118,541	2,996,716
KeyCorp	405,697	4,839,965
Regions Financial Corp.	312,964	3,608,475
Truist Financial Corp.	54,955	2,091,038
US Bancorp	95,740	3,432,279
Wells Fargo & Co.	328,825	7,730,676

		45,636,173

Beverages - 1.2%
Coca-Cola Co.	213,676	10,549,184
Constellation Brands, Inc., Class A	41,294	7,825,626

		18,374,810

Biotechnology - 2.6%
AbbVie, Inc.	183,635	16,084,590
Alexion Pharmaceuticals, Inc. (A)	47,187	5,399,608
Amgen, Inc.	10,142	2,577,691
Biogen, Inc. (A)	14,749	4,183,996
Regeneron Pharmaceuticals, Inc. (A)	9,937	5,562,534
Vertex Pharmaceuticals, Inc. (A)	24,707	6,723,269

		40,531,688

Building Products - 0.9%
Carrier Global Corp.	135,609	4,141,499
Masco Corp.	93,556	5,157,742
Trane Technologies PLC	42,156	5,111,415

		14,410,656

Capital Markets - 2.9%
BlackRock, Inc.	17,116	9,645,722
Goldman Sachs Group, Inc.	17,933	3,603,995
Intercontinental Exchange, Inc.	37,215	3,723,361
MarketAxess Holdings, Inc.	4,176	2,011,120
Morgan Stanley	189,271	9,151,253
MSCI, Inc.	5,879	2,097,509
S&P Global, Inc.	27,837	10,038,022
State Street Corp.	58,362	3,462,617
T. Rowe Price Group, Inc.	11,158	1,430,679

		45,164,278

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.7%
Air Products & Chemicals, Inc.	11,942	$ 3,557,044
Celanese Corp.	30,507	3,277,977
Dow, Inc.	72,437	3,408,161
DuPont de Nemours, Inc.	56,781	3,150,210
Eastman Chemical Co.	80,825	6,314,049
Linde PLC	20,657	4,919,051
LyondellBasell Industries NV, Class A	27,441	1,934,316

		26,560,808

Commercial Services & Supplies - 0.1%
Cintas Corp.	5,622	1,871,170

Communications Equipment - 0.4%
Cisco Systems, Inc.	120,520	4,747,283
Motorola Solutions, Inc.	5,218	818,234

		5,565,517

Consumer Finance - 0.4%
Capital One Financial Corp.	83,778	6,020,287

Containers & Packaging - 0.6%
Avery Dennison Corp.	27,005	3,452,319
Crown Holdings, Inc. (A)	39,418	3,029,667
Packaging Corp. of America	10,811	1,178,940
WestRock Co.	56,067	1,947,768

		9,608,694

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	21,421	348,948

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (A)	118,687	25,273,210
Voya Financial, Inc.	20,055	961,236

		26,234,446

Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	284,253	16,910,211

Electric Utilities - 1.8%
Entergy Corp.	81,083	7,989,108
FirstEnergy Corp.	30,986	889,608
NextEra Energy, Inc.	57,391	15,929,446
Xcel Energy, Inc.	40,217	2,775,375

		27,583,537

Electrical Equipment - 1.0%
Eaton Corp. PLC	107,124	10,929,862
Emerson Electric Co.	57,621	3,778,209

		14,708,071

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity, Ltd.	27,239	2,662,340

Entertainment - 1.3%
Electronic Arts, Inc. (A)	17,565	2,290,652
Netflix, Inc. (A)	36,406	18,204,092

		20,494,744

Equity Real Estate Investment Trusts - 1.9%
Camden Property Trust	39,438	3,509,193
Equinix, Inc.	10,900	8,285,417
Equity Lifestyle Properties, Inc.	22,443	1,375,756
Mid-America Apartment Communities, Inc.	24,138	2,798,801
Prologis, Inc.	90,346	9,090,615
Realty Income Corp.	11,617	705,733

Transamerica Series Trust	Page 1

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Sun Communities, Inc.	7,369	$ 1,036,155
UDR, Inc.	15,939	519,771
Ventas, Inc.	42,571	1,786,279

		29,107,720

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	19,135	6,792,925
Kroger Co.	76,379	2,590,012

		9,382,937

Food Products - 0.8%
Conagra Brands, Inc.	27,038	965,527
Mondelez International, Inc., Class A	186,401	10,708,737

		11,674,264

Health Care Equipment & Supplies - 3.0%
ABIOMED, Inc. (A)	2,554	707,611
Baxter International, Inc.	90,667	7,291,440
Becton Dickinson & Co.	20,524	4,775,524
Boston Scientific Corp. (A)	134,541	5,140,812
DexCom, Inc. (A)	5,134	2,116,389
Edwards Lifesciences Corp. (A)	19,954	1,592,728
Intuitive Surgical, Inc. (A)	4,340	3,079,404
Medtronic PLC	124,213	12,908,215
Zimmer Biomet Holdings, Inc.	68,775	9,363,028

		46,975,151

Health Care Providers & Services - 2.8%
Anthem, Inc.	19,216	5,161,226
Centene Corp. (A)	17,640	1,028,941
Cigna Corp.	46,829	7,933,301
DaVita, Inc. (A)	651	55,758
McKesson Corp.	56,787	8,457,288
UnitedHealth Group, Inc.	64,622	20,147,201

		42,783,715

Hotels, Restaurants & Leisure - 0.6%
Hilton Worldwide Holdings, Inc.	41,418	3,533,784
Yum! Brands, Inc.	55,233	5,042,773

		8,576,557

Household Durables - 0.4%
Lennar Corp., Class A	81,295	6,640,176

Household Products - 2.0%
Kimberly-Clark Corp.	53,124	7,844,290
Procter & Gamble Co.	164,809	22,906,803

		30,751,093

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	103,683	17,067,259

Insurance - 1.8%
Allstate Corp.	83,507	7,861,349
American International Group, Inc.	47,197	1,299,333
Chubb, Ltd.	36,389	4,225,491
Hartford Financial Services Group, Inc.	57,223	2,109,240
Marsh & McLennan Cos., Inc.	27,816	3,190,495
MetLife, Inc.	17,309	643,376
Progressive Corp.	87,963	8,327,457

		27,656,741

Interactive Media & Services - 5.7%
Alphabet, Inc., Class A (A)	20,707	30,348,179

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Alphabet, Inc., Class C (A)	16,570	$ 24,351,272
Facebook, Inc., Class A (A)	125,265	32,806,904

		87,506,355

Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc. (A)	25,414	80,021,824
Booking Holdings, Inc. (A)	3,822	6,538,219

		86,560,043

IT Services - 6.2%
Accenture PLC, Class A	57,005	12,882,560
Automatic Data Processing, Inc.	27,716	3,866,105
Booz Allen Hamilton Holding Corp.	18,195	1,509,821
FleetCor Technologies, Inc. (A)	4,622	1,100,498
International Business Machines Corp.	72,224	8,787,494
Leidos Holdings, Inc.	64,593	5,758,466
Mastercard, Inc., Class A	83,414	28,208,112
PayPal Holdings, Inc. (A)	98,202	19,348,740
Visa, Inc., Class A	75,444	15,086,537

		96,548,333

Life Sciences Tools & Services - 1.5%
Illumina, Inc. (A)	12,400	3,832,592
Thermo Fisher Scientific, Inc.	42,089	18,583,135
Waters Corp. (A)	3,737	731,256

		23,146,983

Machinery - 1.9%
Cummins, Inc.	30,506	6,441,647
Deere & Co.	20,143	4,464,293
Parker-Hannifin Corp.	36,316	7,348,179
Snap-on, Inc.	15,842	2,330,834
Stanley Black & Decker, Inc.	49,685	8,058,907

		28,643,860

Media - 2.5%
Altice USA, Inc., Class A (A)	57,139	1,485,614
Charter Communications, Inc., Class A (A)	24,777	15,469,272
Comcast Corp., Class A	331,453	15,333,016
Discovery, Inc., Class A (A) (C)	116,503	2,536,270
Discovery, Inc., Class C (A)	167,603	3,285,019

		38,109,191

Metals & Mining - 0.2%
Newmont Corp.	43,288	2,746,624

Multi-Utilities - 1.1%
Ameren Corp.	31,610	2,499,719
CMS Energy Corp.	60,949	3,742,878
DTE Energy Co.	32,209	3,705,323
Public Service Enterprise Group, Inc.	96,087	5,276,137
Sempra Energy	16,127	1,908,792

		17,132,849

Multiline Retail - 0.8%
Dollar Tree, Inc. (A)	38,253	3,494,029
Target Corp.	60,910	9,588,452

		13,082,481

Oil, Gas & Consumable Fuels - 2.1%
Cabot Oil & Gas Corp.	25,962	450,700
Cheniere Energy, Inc. (A)	33,204	1,536,349
Chevron Corp.	133,964	9,645,408
Diamondback Energy, Inc.	46,801	1,409,646
EOG Resources, Inc.	126,876	4,559,924

Transamerica Series Trust	Page 2

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	64,060	$ 2,199,180
Kinder Morgan, Inc.	119,298	1,470,944
Phillips 66	78,324	4,060,316
Pioneer Natural Resources Co.	58,947	5,068,853
Williams Cos., Inc.	66,042	1,297,725

		31,699,045

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	15,499	3,382,657

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	247,981	14,950,775
Eli Lilly & Co.	83,690	12,387,794
Johnson & Johnson	92,546	13,778,248
Merck & Co., Inc.	227,596	18,879,088
Pfizer, Inc.	69,894	2,565,110

		62,561,015

Professional Services - 0.1%
Verisk Analytics, Inc.	8,937	1,656,115

Road & Rail - 1.4%
CSX Corp.	76,795	5,964,668
Lyft, Inc., Class A (A)	24,876	685,334
Norfolk Southern Corp.	56,818	12,158,484
Union Pacific Corp.	10,821	2,130,330

		20,938,816

Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (A)	100,357	8,228,270
Analog Devices, Inc.	83,436	9,740,319
Applied Materials, Inc.	130,141	7,736,882
Intel Corp.	68,920	3,568,678
Lam Research Corp.	18,437	6,116,475
Microchip Technology, Inc.	29,126	2,992,988
Micron Technology, Inc. (A)	88,116	4,137,927
NVIDIA Corp.	27,825	15,059,447
NXP Semiconductors NV	54,204	6,765,201
Qorvo, Inc. (A)	31,399	4,050,785
QUALCOMM, Inc.	21,756	2,560,246
Texas Instruments, Inc.	106,798	15,249,686

		86,206,904

Software - 8.9%
Fortinet, Inc. (A)	7,761	914,324
Intuit, Inc.	34,853	11,369,397
Microsoft Corp.	485,101	102,031,293
salesforce.com, Inc. (A)	80,898	20,331,286
Workday, Inc., Class A (A)	16,610	3,573,309

		138,219,609

Specialty Retail - 3.6%
AutoZone, Inc. (A)	5,823	6,857,398
Best Buy Co., Inc.	84,175	9,367,836
Home Depot, Inc.	63,464	17,624,587
Lowe’s Cos., Inc.	95,063	15,767,149
Ross Stores, Inc.	2,717	253,550
TJX Cos., Inc.	116,329	6,473,709

		56,344,229

Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	933,785	108,141,641
HP, Inc.	182,771	3,470,821

		111,612,462

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc.	41,077	$ 3,556,447
NIKE, Inc., Class B	94,271	11,834,781

		15,391,228

Tobacco - 1.2%
Altria Group, Inc.	219,777	8,492,183
Philip Morris International, Inc.	143,449	10,757,241

		19,249,424

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc. (A)	79,878	9,134,848

Total Common Stocks (Cost $1,174,931,265)		1,528,063,581

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.00% (D), dated 09/30/2020, to be repurchased at $15,802,616 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.16%, due 07/31/2022, and with a value of $16,118,705.	$ 15,802,616	15,802,616

Total Repurchase Agreement (Cost $15,802,616)		15,802,616

Total Investments (Cost $1,190,733,881)		1,543,866,197
Net Other Assets (Liabilities) - 0.1%		1,391,293

Net Assets - 100.0%		$ 1,545,257,490

Transamerica Series Trust	Page 3

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	98	12/18/2020	$16,274,759	$16,424,800	$150,041	$—

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,528,063,581	$—	$—	$1,528,063,581
Repurchase Agreement	—	15,802,616	—	15,802,616

Total Investments	$1,528,063,581	$15,802,616	$—	$1,543,866,197

Other Financial Instruments
Futures Contracts (F)	$150,041	$—	$—	$150,041

Total Other Financial Instruments	$150,041	$—	$—	$150,041

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the security is on loan. The value of the security on loan is $2,510,886, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,566,248. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at September 30, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 4

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 5